Stockholders' Equity (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2022
Stockholders' Equity (Details) [Line Items]
Common stock shares, authorized	5,000,000		1,000,000	1,000,000
Common stock shares, issued	938,567		942,235	429,235
Common stock, shares outstanding	938,567		942,235	429,235
Common stock shares, par value (in Dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Stock-based compensation expense (in Dollars)	$ 10,452	$ 135,432	$ 140,935	$ 0
Unrecognized stock-based compensation (in Dollars)	$ 15,001		$ 20,424
Granted shares			492,000
Share-Based Payment Arrangement [Member]
Stockholders' Equity (Details) [Line Items]
Weighted average period	2 years 1 month 17 days		2 years 10 months 20 days
Surfside Acquisition Inc. [Member]
Stockholders' Equity (Details) [Line Items]
Common stock shares, authorized	50,000,000		50,000,000	50,000,000
Common stock shares, issued	5,000,000		5,000,000	5,000,000
Common stock, shares outstanding	5,000,000		5,000,000	5,000,000
Common stock shares, par value (in Dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock shares, authorized	10,000,000		10,000,000	10,000,000
Preferred stock shares, par value (in Dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock shares issued
Preferred stock shares outstanding
Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock shares, authorized			1,000,000	1,000,000
Common stock shares, issued	938,567		942,235
Common stock, shares outstanding	938,567	936,735	942,235	429,235
Common stock shares, par value (in Dollars per share)	$ 0.01		$ 0.0001
Common Stock [Member] | Founders [Member]
Stockholders' Equity (Details) [Line Items]
Common stock shares, issued	400,000
Common Stock [Member] | Surfside Acquisition Inc. [Member]
Stockholders' Equity (Details) [Line Items]
Common stock shares, authorized			50,000,000
Common stock shares, issued			5,000,000	5,000,000
Common stock, shares outstanding	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000
Common stock shares, par value (in Dollars per share)			$ 0.0001	$ 0.0001